RELATED PARTY TRANSACTIONS - Borrowings from Related Parties and Interest Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Related Party Transaction [Line Items]
Amount borrowed from related parties	$ 1,893,932	$ 1,987,256	$ 0
Amount repaid to related parties	$ 2,564	241,097
Borrowings from Related Parties and Interest Expense - Related Parties
Related Party Transaction [Line Items]
Term of debt	1 year
Amount borrowed from related parties	$ 2,013,818	2,128,705
Amount repaid to related parties	2,272,145	2,099,420
Interest expense - related parties	$ 0	$ 0	$ 613
Borrowings from Related Parties and Interest Expense - Related Parties | Minimum
Related Party Transaction [Line Items]
Annual interest rate	6.50%
Borrowings from Related Parties and Interest Expense - Related Parties | Maximum
Related Party Transaction [Line Items]
Annual interest rate	10.00%